UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if amended [ ];	Amended Number:
This Amendment (check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Artemis Investment Management LLC
Aaddress:	437 Madison Avenue
		28th Floor
		New York, NY 10022


13F File Number:	28-2437

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Jacqueline M. Kealy
Title:	Assistant Treasurer
Phone:	(212) 207-2703

Signature			Place			Date
Jacqueline Kealy	437 Madison Avenue, NY 10022  2/9/04

Report Type (check only one.):

[X ]		13F Holdings Report.
[   ]		13F Notice.
[   ]		13F Combination Report.

List of other managers reporting for this manager:
Strategic Investment Management.

I am signing this report as required by the securities exchange act of 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:		1

Form 13F information table entry total:		74


Form 13F information table value total (x$1000): $817,208


List of other included managers:  zero

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                                                          Artemis Investment Management
                                                                    FORM 13F
                                                              December 31, 2003
			                                                              Voting Authority
Name of  	  Title              Value    Shares/   Sh/  Put/  Invstmt     Other
Issuer   	 of Class   Cusip   (x$1000)   Pm Amt   Pm   Call  Dscretn    Managers   Sole  Shared   None
--------------------------------  ----------------  ---------  --------  --------  ---  ----  -----

3Com    	  COM     885535104	648    79,355.00  SH         Sole                  79,355.00
AAIPharma	  COM     00252W104     562    22,355.00  SH         Sole                  22,355.00
AC Moore  	  COM     00086T103     450    23,355.00  SH         Sole                  23,355.00
Acxiom    	  COM     005125109  21,451 1,151,400.00  SH         Sole               1,151,400.00
Affymetrix	  COM     00826T108  17,869   726,100.00  SH         Sole                 726,100.00
American Axle &
Manufacturing     COM     024061103     599    14,830.00  SH         Sole                  14,830.00
Holdings Inc
Arbitron Inc.     COM     03875Q108  20,117   482,200.00  SH         Sole                 482,200.00
Arris Group Inc.  COM     04269Q100  11,030 1,523,500.00  SH         Sole               1,523,500.00
Belo Corp.        COM     080555105     363    12,825.00  SH         Sole                  12,825.00
Beverly Enter.    COM     087851309     631    73,500.00  SH         Sole                  73,500.00
Carmax Group      COM     143130102     247     7,985.00  SH         Sole                   7,985.00
Central Freight   COM     153491105  14,928   841,000.00  SH         Sole                 841,000.00
Cheesecake FactoryCOM     163072101     313     7,100.00  SH         Sole                   7,100.00
Circuit City      COM     172737108  16,889 1,667,200.00  SH         Sole               1,667,200.00
Covenant Transt.  COM     22284P105     240    12,625.00  SH         Sole                  12,625.00
Crown Holdings    COM     228368106  28,120 3,103,745.00  SH         Sole               3,103,745.00
Deere & Co.       COM     244199105     633     9,730.00  SH         Sole                   9,730.00
Eastman Chemical  COM     277432100     583    14,750.00  SH         Sole                  14,750.00
Eaton Corp.       COM     278058102     589     5,455.00  SH         Sole                   5,455.00
Elizabeth Arden   COM     28660G106  14,028   704,200.00  SH         Sole		  704,200.00
Entercom Comm.	  COM     293639100  19,727   372,480.00  SH         Sole                 372,480.00
FMC Technologies  COM     30249U101  19,658   843,700.00  SH         Sole                 843,700.00
Fidelity Nat'l    COM     316326107     605    15,600.00  SH         Sole                  15,600.00
Fisher Scientific COM     338032204  22,517   544,295.00  SH         Sole                 544,295.00
Fleetwood Enter.  COM     339099103  17,793 1,734,200.00  SH         Sole               1,734,200.00
Getty Images      COM     374276103  25,181   502,320.00  SH         Sole                 502,320.00
Guidant Corp.     COM     401698105     563     9,345.00  SH         Sole                   9,345.00
Harley Davidson   COM     412822108     535    11,260.00  SH         Sole                  11,260.00
Hilb Rogal & HobbsCOM     431294107  20,497   639,130.00  SH         Sole                 639,130.00
Hughes Supply     COM     444482103  15,146   305,245.00  SH         Sole                 305,245.00
Infinity Property COM     45665Q103  17,245   521,800.00  SH         Sole                 521,800.00
Inverness Medical COM     46126P106   8,276   380,000.00  SH         Sole                 380,000.00
J D S Uniphase    COM     46612J101     238    65,290.00  SH         Sole                  65,290.00
Joy Global        COM     481165108  19,884   760,400.00  SH         Sole                 760,400.00
Kemet Corp        COM     488360108  17,000 1,241,800.00  SH         Sole               1,241,800.00
Kroll Inc.        COM     501049100  26,411 1,015,800.00  SH         Sole               1,015,800.00
LCC International COM     501810105   7,738 1,443,100.00  SH         Sole               1,443,100.00
La Quinta         COM     50419U202   8,678 1,353,900.00  SH         Sole               1,353,900.00
Masco Corp        COM     574599106     599    21,860.00  SH         Sole                  21,860.00
Mattel Inc.       COM     577081102     506    26,270.00  SH         Sole                  26,270.00
Medicines Co.     COM     584688105  10,346   351,200.00  SH         Sole                 351,200.00
Medicis Pharmac.  COM     584690309  21,453   300,880.00  SH         Sole                 300,880.00
Mettler Toledo    COM     592688105  16,968   402,000.00  SH         Sole                 402,000.00
Mindspeed Tech    COM     602682106  10,592 1,546,305.00  SH         Sole               1,546,305.00
Minerals Tech.    COM     603158106  25,847   436,235.00  SH         Sole                 436,235.00
Nanometrics Inc.  COM     630077105  12,765   867,800.00  SH         Sole                 867,800.00
Nextel Partners   COM     65333F107  23,228 1,727,000.00  SH         Sole  		1,727,000.00
O'Reilly Auto.    COM     686091109  17,348   449,900.00  SH         Sole                 449,900.00
Old Dominion Fr.  COM     679580100     549    16,110.00  SH         Sole                  16,110.00
Openwave Systems  COM     683718308  12,885 1,171,352.00  SH         Sole               1,171,352.00
Pacer Intl.       COM     69373H106   9,473   468,500.00  SH         Sole                 468,500.00
Pall Corp.        COM     696429307  24,598   916,800.00  SH         Sole                 916,800.00
Pep Boys          COM     713278109     562    24,575.00  SH         Sole                  24,575.00
Plug Power        COM     72919P103  13,860 1,911,700.00  SH         Sole               1,911,700.00
Power-One Inc     COM     739308104  16,262 1,501,600.00  SH         Sole               1,501,600.00
Quest Diagnostics COM     74834L100     556     7,600.00  SH         Sole                   7,600.00
Regal Enter.      COM     758766109  19,043   928,000.00  SH         Sole                 928,000.00
Regeneration Tech.COM     75886N100   8,567   781,660.00  SH         Sole                 781,660.00
SCS Trans.        COM     81111T102     304    17,300.00  SH         Sole                  17,300.00
Sherwin Williams  COM     824348106     609    17,520.00  SH         Sole                  17,520.00
Smithfield Foods  COM     832248108  17,113   826,730.00  SH         Sole                 826,730.00
Tier Technologies COM     88650Q100   7,101   869,130.00  SH         Sole                 869,130.00
Triad Hospitals   COM     89579K109  24,414   733,820.00  SH         Sole                 733,820.00
Tribune Co.       COM     896047107     568    11,015.00  SH         Sole                  11,015.00
United Parcel     COM     911312106     551     7,390.00  SH         Sole                   7,390.00
Vail Resorts,     COM     91879Q109     311    18,295.00  SH         Sole                  18,295.00
Valeant Pharmac.  COM     91911X104  27,979 1,112,500.00  SH         Sole               1,112,500.00
Varian Inc.       COM     922206107  24,842   596,300.00  SH         Sole                 596,300.00
Vitran Corp.      COM     92850E107     306    21,650.00  SH         Sole                  21,650.00
W Holding         COM     929251106  23,448 1,259,981.00  SH         Sole               1,259,981.00
Wabash National   COM     929566107  22,113   754,700.00  SH         Sole                 754,700.00
Wyeth             COM     983024100     533    12,545.00  SH         Sole                  12,545.00
Yellow            COM     985577105     557    15,405.00  SH         Sole                  15,405.00
Zoran Corp.       COM     98975F101  22,466 1,291,900.00  SH         Sole               1,291,900.00
TOTAL PORTFOLIO
REPORT SUMMARY    74                817,208

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